Other Payables to TV Stations (Tables)	12 Months Ended
Dec. 31, 2014
Other Payables To Tv Stations [Abstract]
Summary of other payables to TV Stations
	December 31, 2014	December 31, 2013

Other payable to Kunming TV Station	77,175	77,175
Other payable to China YR TV Station	1,203,958	1,208,568
	$1,281,133	$1,285,743